Significant Events During the Period	6 Months Ended
Jun. 30, 2023
Basis of Presentation and Significant Accounting Policies [Abstract]
SIGNIFICANT EVENTS DURING THE PERIOD

NOTE 3 — SIGNIFICANT EVENTS DURING THE PERIOD

a.	On February 23, 2023, the Company and Jeffs’ Brands Holdings entered into a stock purchase agreement (as amended on March 22, 2023, the “Wellution Agreement”), with SciSparc, pursuant to which, on March 22, 2023, Jeffs’ Brands Holdings acquired from SciSparc 57 shares of common stock of Wellution , a wholly-owned subsidiary of SciSparc that owns and operates Wellution, an Amazon food supplements and cosmetics brand, representing approximately 49% of the issued and outstanding common stock of Wellution, for approximately $3.0 million in cash. The Company reviewed the transaction and deemed it to be the purchase of assets for accounting purposes under ASC Subtopic 805 “Business Combinations” (“ASC 805”), and not as a business combination. The Company reviewed the guidance under ASC 805 for the transaction and determined that the fair value of the gross assets acquired was concentrated in a single identifiable asset, a brand.

In connection with the closing of the Wellution Agreement, on March 22, 2023, the Company entered into a consulting agreement with Wellution (the “SciSparc Consulting Agreement”), pursuant to which the Company will provide management services to Wellution for the Wellution brand for a monthly fee of $20 thousand and the Company received a one-time signing bonus in the amount of $51 thousand. The SciSparc Consulting Agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice.

The investment in Wellution was accounted for as an equity investment under ASC Subtopic 323-30, “Investments - Equity Method and Joint Ventures: Partnerships, Joint Ventures, and Limited Liability Entities”. Upon initial recognition, the cost of investment is based on the direct costs of acquiring the investment including amounts incurred on behalf of the investee.

The activity in the investment in Wellution account was as follows:

February 23, 2023 – June 30, 2023
USD in thousands
Balance as of January 1, 2023	-
Purchase on February 23, 2023	3,033
Equity losses	(89)
Balance as of June 30, 2023	2,944

Summarized financial information:

Summarized statement of statement of operation:

February 23, 2023 – June 30, 2023
USD in thousands
Revenues	1,186
Net loss	(151)

b.	Pursuant to the Wellution Agreement, in connection with the closing of the Wellution Agreement, on March 22, 2023, the Company issued 247,415 ordinary shares, no par value per share (“Ordinary Shares”) to SciSparc and SciSparc issued 360,297 of its ordinary shares to the Company in a share exchange, (collectively, the “Exchange Shares”), representing approximately 2.97% and 4.99%, respectively, of the Company’s and SciSparc’s issued and outstanding ordinary shares. The number of Exchange Shares acquired by each company was calculated by dividing $288 thousand by the average closing price of the relevant company’s shares on the Nasdaq Capital Market for the 30 consecutive trading days ending on the third trading day immediately prior to the closing.

The investment in SciSparc was accounted for as financial asset through profit and loss.

The activity in the investment in SciSparc shares was as follows:

March 23, 2023 – June 30, 2023
USD in thousands
Balance as of January 1, 2023	-
Purchase on March 23, 2023	288
Revaluation losses	(90)
Balance as of June 30, 2023	198

c.	On March 2, 2023, the Company entered into a share purchase agreement (the “Fort SPA”), with the holders (the “Sellers”), of all of the issued and outstanding share capital of Fort, a company incorporated under the laws of England and Wales and engaged in the sale of pest control products primarily through Amazon.uk, pursuant to which on March 9, 2023, the Company acquired all of the issued and outstanding share capital of Fort, for approximately £2 million (approximately $2.4 million) (the “Fort Acquisition”).

Although employees were on the payroll of Fort, as part of the Fort SPA, the employment of these employees were terminated within three months, with all termination costs to be borne by the Sellers.

Also, in connection with the closing of the Fort Acquisition, on March 9, 2023, Fort and the Sellers entered into a consulting agreement, pursuant to which the Sellers will provide the Company with consultancy services for a period of six months following the closing, at a monthly fee of £2.5 thousand (approximately $3 thousand). On September 20 ,2023, the Company and the Sellers entered into a new consulting agreement for indefinite period at a monthly fee of £3.5 thousand (approximately $4.5 thousand) effective as of June 1, 2023 (the “Fort Consulting Agreement”).

The Company reviewed the transaction and deemed it to be the purchase of assets for accounting purposes under ASC 805 and not as a business combination. The Company reviewed the guidance under ASC 805 for the transaction and determined that the fair value of the gross assets acquired was concentrated in a single identifiable asset, a brand.

d.	On May 30, 2023, the Company received a written notification from the Listing Qualifications Department of the Nasdaq Stock Market LLC notifying that the Company was not in compliance with the minimum bid price requirement for continued listing on the Nasdaq Stock Market LLC, as set forth under Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”), because the closing bid price of the Company Ordinary Shares was below $1.00 per Ordinary Share for the previous 30 consecutive business days. The Company was granted 180 calendar days, or until November 27, 2023, to regain compliance with the Minimum Bid Price Requirement. The Company can regain compliance if, at any time during this 180-day period, the closing bid price of the Company Ordinary Shares is at least $1.00 for a minimum of ten consecutive business days, in which case the Company will be provided with written confirmation of compliance and this matter will be closed.

However, the Nasdaq Stock Market LLC may, in its discretion, require the Company Ordinary Shares to maintain a bid price of at least $1.00 for a period in excess of ten consecutive business days, but generally no more than 20 consecutive business days, before determining that the Company did not demonstrate an ability to maintain long-term compliance. In the event that the Company does not regain compliance after the initial 180-day period, the Company may then be eligible for an additional 180-day compliance period if the Company meets the continued listing requirement for market value of publicly held shares and all other initial listing standards for Nasdaq, with the exception of the minimum bid price requirement. In this case, the Company will need to provide written notice of its intention to cure the deficiency during the second compliance period.